Annual Fund Operating Expenses - World Growth Fund	Oct. 01, 2020
Fund Shares
Operating Expenses:
Management Fee	0.75%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.34%
Total Annual Fund Operating Expenses	1.09%	[2]
Fee Waiver/ Reimbursement	none
Total Annual Fund Operating Expenses after Reimbursement	1.09%	[3]
Inst. Shares
Operating Expenses:
Management Fee	0.75%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.40%
Total Annual Fund Operating Expenses	1.15%	[2]
Fee Waiver/ Reimbursement	(0.15%)
Total Annual Fund Operating Expenses after Reimbursement	1.00%	[3]
Class A
Operating Expenses:
Management Fee	0.75%	[1]
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.45%
Total Annual Fund Operating Expenses	1.45%	[2]
Fee Waiver/ Reimbursement	(0.10%)
Total Annual Fund Operating Expenses after Reimbursement	1.35%	[3]

[1]	The management fee (which is equal to an annualized rate of 0.75% of the Fund's average daily net assets) may fluctuate (increase or decrease by up to +/- 0.06% of the average nets assets of the Fund) based on the Fund's performance relative to the Lipper Global Funds Index measured over a rolling 36-month period. See Fund Management section for a description of the performance adjustment.
[2]	The expense information in the table has been restated to reflect current fees.
[3]	Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, capitalized expenses, and other extraordinary expenses) do not exceed an annual rate of 1.09% of the Fund Shares, 1.00% of the Institutional Shares, and 1.35% of the Class A shares (formerly, Adviser Shares), through at least September 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.